Discontinued Operation - Quinton Hazell - Summary of Net Sales, Loss Before Income Tax Provision, Income Tax Provision and Loss From Discontinued Operations, Net of Tax (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, net of tax		$ (10)	$ (1)	$ (57)	$ (124)	$ (113)	$ 1
Quinton Hazell [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales							18
Loss before income tax provision
Income tax provision
Income (loss) from discontinued operations, net of tax